Deposits, Prepayments and Other Current Assets - Schedule of deposits and prepayments (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Deposits, Prepayments and Other Current Assets [Abstract]
Refundable deposits		$ 25,011	$ 18,548
Advance to suppliers		305	90
Other Receivables	[1]	155,029	153,661
Deposits, prepayments and other current assets		$ 180,345	$ 172,299

[1]	As of December 31, 2025 and June 30, 2025, other receivables mainly represent the non-trade receivables due from BU Production. BU Production ceased to be a subsidiary of the Company upon the completion of the disposal on September 23, 2024 and the balance with BU Production ceased to be eliminated on consolidation.